Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Operating Leases [Line Items]
Operating lease extension period	5 years
Operating lease right of use asset	$ 498
Operating lease liabilities	$ 490
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent
Operating lease cost	$ 105	$ 71	$ 104
Minimum [Member]
Schedule Of Operating Leases [Line Items]
Remaining lease term - operating leases in years	4 years
Maximum [Member]
Schedule Of Operating Leases [Line Items]
Remaining lease term - operating leases in years	7 years